SUPPLEMENT DATED MARCH 6, 2008
TO

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Sun Capital Real Estate Fund®	Sun Capital Global Real Estate Fund

Please retain this supplement with your prospectus for future reference.